SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details) - USD ($) $ in Thousands		Sep. 30, 2022		Jun. 30, 2022		Mar. 31, 2022		Dec. 31, 2021
Leases
Future rental payments 2022								$ 6,752
Accretion of lease liability 2022	[1]							(342)
Operating lease obligation 2023		$ 5,296		$ 5,725		$ 5,725		6,410
Future rental payments 2023		5,465		6,371		6,343		6,851
Accretion of lease liability 2023		(169)	[2]	(647)	[3]	(618)	[4]	(814)	[1]
Operating lease obligation 2024		5,175		6,130		6,131		6,037
Future rental payments 2024		5,529		7,358		7,358		6,958
Accretion of lease liability 2024		(354)	[2]	(1,227)	[3]	(1,227)	[4]	(1,273)	[1]
Operating lease obligation 2025		5,057		5,831		5,831		5,685
Future rental payments 2025		5,640		7,575		7,575		7,095
Accretion of lease liability 2025		(583)	[2]	(1,744)	[3]	(1,744)	[4]	(1,741)	[1]
Operating lease obligation 2026		4,943		5,173		5,172		5,354
Future rental payments 2026		5,753		7,274		7,274		7,234
Accretion of lease liability 2026		(810)	[2]	(2,102)	[3]	(2,102)	[4]	(2,192)	[1]
Operating lease obligation 2027		4,104						5,042
Future rental payments 2027		4,987
Accretion of lease liability 2027		(883)	[2]						[1]
Future rental payments Thereafter		1,082		5,502		5,502		5,502
Accretion of lease liability Thereafter		(399)	[2]	(1,900)	[3]	(1,900)	[4]	(1,971)	[1]
Operating lease obligation Thereafter		683						3,531
Total Future rental payments		28,456		37,242		38,724		40,392
Total Accretion of lease liability		(3,198)	[2]	(7,782)	[3]	(7,743)	[4]	(8,333)	[1]
Total Operating lease obligation		$ 25,258		29,460		30,981		$ 32,059
2022				3,162		4,672	[5]
2022				(162)	[3]	(152)	[4],[5]
2022				2,999		4,520	[5]
Thereafter				$ 3,602		$ 3,602

[1]	Weighted average discount rate 7.98%
[2]	Weighted average discount rate 3.85%.
[3]	Weighted average discount rate 7.98%.
[4]	Weighted average discount rate 7.98%.
[5]	Estimated minimum lease payments for the year ending December 31, 2022 include only payments to be paid after March 31, 2022.